Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 20,814	$ 12,417	$ 1,205
Restricted cash	422	322	317
Cash and cash equivalents and restricted cash	$ 21,236	$ 12,739	$ 1,522